RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

(a)	Related parties

The following is a list of related parties which the Company has transactions with:

No.	Name of Related Parties	Relationship
1	Ming-Chia Huang	Chief Executive Officer, Chairman of the Board of Directors and shareholder of the Company
2	Ming-Chao Huang	Director and shareholder of the Company
3	Cetus Sponsor LLC	Shareholder of the Company since July 31, 2024
4	AWinner Limited	Shareholder of the Company since March 24, 2025 Affiliates of Cetus Sponsor LLC
5	MKDWELL Tech Inc	No longer considered a related party after Reverse Recapitalization on July 31, 2024
6	Ms. Ya-Hui	Spouse of Ming-Chia Huang
7	Lu Huang	Shareholder of the Company since July, 2025
8	Luzhi Cultural and Creative Studio	An enterprise controlled by Huang Lu

(b)	Amounts from related parties

Amounts due from related parties consisted of the following for the periods indicated:

		As of December 31,
		2024	2025
Related parties	Nature
Cetus Sponsor LLC	Loan to a related party	932,640	72,487
AWinner Limited	Loan to a related party	-	875,000
Total		$932,640	$947,487

On March 13, 2025, Cetus Sponsor LLC, AWinner Limited, and MKD BVI entered into a debt transfer agreement, pursuant to which the debt of US$875,000 owed to MKD BVI by Cetus Sponsor LLC was transferred to and will be borne by AWinner Limited. Meanwhile, on March 13, 2025, AWinner Limited issued an interest-free promissory note with an amount of US$875,000 to MKD BVI, with the maturity date being December 31, 2026.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

19. RELATED PARTY TRANSACTIONS-continued

(c)	Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

		As of December 31,
		2024	2025
Related parties	Nature
Ming-Chia Huang (1)	Loan from related parties	$989,382	$1,354,052
Cetus Sponsor LLC (2)	Loan from related parties	914,000	39,000
AWinner Limited (2)	Loan from related parties	235,737	737
Ming-Chao Huang (3)	Loan from related parties	12,357	504,182
Lu Huang(4)	Loan from related parties	-	154,816
Ming-Chia Huang	Expense paid on behalf the Company	7,531	9,311
Ming-Chao Huang	Expense paid on behalf the Company	3,869	4,651
Ms. Ya-Hui	Expense paid on behalf the Company	-	429
Total		$2,162,876	$2,067,178

(1)	The Company continuously entered into certain loan arrangements with Ming-Chia Huang and obtain loans to the Company with annual interest rate at 3.5% during the year of 2024 and 2025.

For the year ended December 31, 2024, the Company entered into eleven loan arrangements with Ming-Chia Huang, including i) ten loan arrangements in the total amount of US$616,041 with an annual interest rate of 3.5% and a one-year maturity which will be due from January 2025 to December 2025, ii) one loan arrangement in the amount of US$41,100 with an annual interest rate of 10%, which is due on demand.

For the year ended December 31, 2025, amounts due to Ming-Chia Huang approximately increased by US$365,000, which was a net result of new borrowings and a reduction in payables to him: (1) the Company entered into several one-year loan contracts with Ming-Chia Huang with an aggregate outstanding balance of approximately US$1,262,000; (2) accrued interest expenses of approximately US$32,000; (3) payables to him approximately by US$37,000; and (4) decrease resulting from conversion of debt to equity by US$900,000: specifically, on March 7, 2025, Ming-Chia Huang transferred US$550,000 out of his US$900,000 debt claim against the Company to his spouse, Ms. Ya-Hui Wu. Subsequently, on March 19, 2025, the Company entered into debt conversion agreements with Ming-Chia Huang and Ms. Ya-Hui Wu to convert the loans totaling amounting to $900,000 into equity. According to debt conversion agreements, the amount of $350,000 will be converted into 3,500,000(after the Share Combination: 116,667) new Class A preferred shares of the Company for Ming-Chia Huang, and the amount of $550,000 will be converted into 5,500,000(after the Share Combination: 183,333) new ordinary shares of the Company for Ms. Ya-Hui Wu.

Furthermore, on March 19, 2025, the Company transferred the equipment purchase payable of $473,100 to Ming-Chia Huang and subsequently converted into equity with the Company entering into debt conversion agreement with Ming-Chia Huang. According to debt conversion agreements, the debt will be converted into 4,371,000 (after the Share Combination: 157,700) new Class A preferred shares of the Company for Ming-Chia Huang.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

19. RELATED PARTY TRANSACTIONS-continued

(c)	Amounts due to related parties-continued

(2)	In order to finance transaction costs in connection with the Business Combination, Cetus Sponsor LLC and AWinner Limited provided the interest free loans to the Company. As of December 31, 2024, the amount of loans from Cetus Sponsor LLC and AWinner Limited is $914,000 and $235,737, respectively. On March 13, 2025, Cetus Sponsor LLC, AWinner Limited, and MKD entered into a debt transfer agreement, pursuant to which Cetus Sponsor LLC transferred its claim of US$875,000 against the Company to AWinner Limited. On March 19, 2025, AWinner Limited and the Company entered into a debt conversion agreement to convert the loans amounting to US$1,110,000 into 11,100,000(after the Share Combination: 370,000) new ordinary shares of the Company. Regarding the remaining loan of US$737 from AWinner Limited and US$39,000 from Cetus Sponsor LLC will repay in cash.

(3)	For the year ended December 31, 2024, the Company entered into 1 loan arrangement with Ming-Chao Huang and obtain an interest-free loan in the total amount of US$16,426 to the Company and one-year maturity which will be due in September 2025. As of December 31, 2024, the Company repaid a portion of the loan and the amount unpaid is US$12,357.

For the year ended 31, 2025, the Company entered into three one-year loan contract with Ming-Chao Huang at an annual interest rate of 6%, with loans amount of approximately US$483,000.

(4)	Starting from July 2025, Huang Lu became a related party of the Company as his shareholding exceeded 5%. (1) The prior-period borrowing amount of US$52,060 was reclassified as a related-party loan. (2) An additional loan of US$100,000 was incurred in the current period, with an interest rate of 6%.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

19. RELATED PARTY TRANSACTIONS-continued

(d)	Related party transactions

	For the years ended December 31,
	2023	2024	2025
Interest expenses of loans from related parties
Ming-Chia Huang	$6,980	$34,635	$31,546
Lu Huang	-	-	477

Proceeds of loans from related parties
Ming-Chia Huang	369,152	922,871	1,262,302
Ming-Chao Huang	43,783	16,426	483,561
Lu Huang	-	-	100,000

Repay of loans from related parties
Ming-Chia Huang	-	-	37,325
Ming-Chao Huang	-	-	5,565

Purchase of technical services
Luzhi Cultural and Creative Studio	-	-	132,174

Capital injection
Ming-Chao Huang	573,032	-	-

Share transfer
Ming-Chao Huang	573,032	-	-

Debt to equity conversion
AWinner Limited	-	-	1,110,000
Ming-Chia Huang	-	-	823,100
Ms. Ya-Hui	-	-	550,000

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)